Retained Earnings and Accumulated Other Comprehensive Income - Accumulated Other Comprehensive Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated at beginning	$ 4,599,147
Accumulated at ending	4,427,487	$ 4,599,147
Accumulated Other Comprehensive Income
Accumulated at beginning	4,599,147	3,961,784	$ 5,257,554
Changes in other comprehensive income	(999,592)	637,363	(1,295,770)
Accumulated at ending	4,427,487	4,599,147	3,961,784
Open Ended Fund
Accumulated at beginning	3,750,658	2,741,983	2,774,362
Changes in other comprehensive income	215,957	1,008,675	(32,379)
Accumulated at ending	3,966,615	3,750,658	2,741,983
Other Financial Assets
Changes in other comprehensive income	(111)
Accumulated at ending	(111)
Other Equity Instruments
Changes in other comprehensive income	603,766
Accumulated at ending	1,786,526
Warrants Exercisable for Common Stock of UHI
Accumulated at beginning	(612,664)	(332,217)	3,303,182
Changes in other comprehensive income	(1,347,698)	(280,447)	(3,635,399)
Accumulated at ending	(1,960,362)	(612,664)	(332,217)
Exchange Differences on Translating Foreign Operations
Accumulated at beginning	1,651,047	1,263,349	603,168
Changes in other comprehensive income	(836,740)	387,698	660,181
Accumulated at ending	814,307	1,651,047	1,263,349
Remeasurement of Post-Employment Benefit Obligations
Accumulated at beginning	(665,739)	(381,794)	(126,845)
Changes in other comprehensive income	(98,096)	(283,945)	(254,949)
Accumulated at ending	(763,835)	(665,739)	(381,794)
Derivative Financial Instruments Cash Flow Hedges
Accumulated at beginning	802,017	570,259	(218,949)
Changes in other comprehensive income	174,532	231,758	789,208
Accumulated at ending	976,549	802,017	570,259
Share of Income (Loss) of Associates and Joint Ventures
Accumulated at beginning	208,057	268,397	311,229
Changes in other comprehensive income	(47,313)	(60,340)	(42,832)
Accumulated at ending	160,744	208,057	268,397
Income Tax
Accumulated at beginning	(534,229)	(168,193)	(1,388,593)
Changes in other comprehensive income	336,111	(366,036)	1,220,400
Accumulated at ending	(552,946)	$ (534,229)	$ (168,193)
Adoption of IFRS 9 - New classification of Financial Instruments | Accumulated Other Comprehensive Income
Cumulative adjustment for IFRS	827,932
Adoption of IFRS 9 - New classification of Financial Instruments | Other Equity Instruments
Cumulative adjustment for IFRS	1,182,760
Adoption of IFRS 9 - New classification of Financial Instruments | Income Tax
Cumulative adjustment for IFRS	$ (354,828)